SCHEDULE OF CALCULATING NET INCOME PER SHARE (Details)	6 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) ¥ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2025 CNY (¥) ¥ / shares shares
Net income per share-basic and diluted
Net income attributable to ordinary shareholders of Julong Holding Limited	$ 1,690,233	¥ 11,659,229	¥ 11,566,664	¥ 11,566,664
Weighted average number of ordinary shares outstanding - basic	21,448,632	21,448,632	20,011,132	20,011,132
Weighted average number of ordinary shares outstanding - diluted	21,448,632	21,448,632	20,011,132	20,011,132
Basic - net income per share | (per share)	$ 0.08	¥ 0.54	¥ 0.58	¥ 0.58
Diluted - net income per share | (per share)	$ 0.08	¥ 0.54	¥ 0.58	¥ 0.58